Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
6. Fair Value of Financial Instruments

Assets by Hierarchy Level

Assets and liabilities measured at fair value on a recurring basis are summarized below (in millions):

December 31, 2019		Fair Value Measurement Using:
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturity securities
U.S. Government and government agencies	$7.7	$4.8	$2.9	$—
States, municipalities and political subdivisions	440.1	—	440.1	—
Residential mortgage-backed securities	66.9	—	57.7	9.2
Commercial mortgage-backed securities	109.4	—	74.8	34.6
Asset-backed securities	577.8	—	27.2	550.6
Corporate and other	2,827.0	46.5	2,669.5	111.0
Total fixed maturity securities	4,028.9	51.3	3,272.2	705.4
Equity securities
Common stocks	10.5	7.1	—	3.4
Perpetual preferred stocks	82.0	5.0	22.8	54.2
Total equity securities	92.5	12.1	22.8	57.6
Total assets accounted for at fair value	$4,121.4	$63.4	$3,295.0	$763.0

Liabilities
Embedded derivative	$3.0	$—	$—	$3.0
Other	4.8	—	—	4.8
Total liabilities accounted for at fair value	$7.8	$—	$—	$7.8

December 31, 2018		Fair Value Measurement Using:
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturity securities
U.S. Government and government agencies	$25.4	$6.1	$19.3	$—
States, municipalities and political subdivisions	421.9	—	421.9	—
Residential mortgage-backed securities	94.4	—	75.4	19.0
Commercial mortgage-backed securities	93.9	—	35.7	58.2
Asset-backed securities	511.5	—	33.3	478.2
Corporate and other	2,244.5	6.6	2,152.9	85.0
Total fixed maturity securities	3,391.6	12.7	2,738.5	640.4
Equity securities
Common stocks	15.0	9.1	—	5.9
Perpetual preferred stocks	185.5	7.2	123.0	55.3
Total equity securities	200.5	16.3	123.0	61.2
Total assets accounted for at fair value	$3,592.1	$29.0	$2,861.5	$701.6

Liabilities
Embedded Derivatives	$8.4	$—	$—	$8.4
Other	3.5	—	—	3.5
Total liabilities accounted for at fair value	$11.9	$—	$—	$11.9

The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. Availability of secondary market activity and consistency of pricing from third-party sources impacts the Company's ability to classify securities as Level 2 or Level 3.

The Company’s assessment resulted in a net transfer into Level 3 of $134.1 million primarily related to corporate securities during the year ended December 31, 2019. The Company’s assessment resulted in a net transfer out of Level 3 of $59.3 million primarily related to corporate securities during the year ended December 31, 2018.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below:

Fixed Maturity Securities. The fair values of the Company’s publicly-traded fixed maturity securities are generally based on prices obtained from independent pricing services. Prices from pricing services are sourced from multiple vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. In some cases, the Company receives prices from multiple pricing services for each security, but ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs.

If the Company ultimately concludes that pricing information received from the independent pricing service is not reflective of market activity, non-binding broker quotes are used, if available. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information from the pricing service or broker with an internally developed valuation, however, this occurs infrequently. Internally developed valuations or non-binding broker quotes are also used to determine fair value in circumstances where vendor pricing is not available. These estimates may use significant unobservable inputs, which reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset. Pricing service overrides, internally developed valuations and non-binding broker quotes are generally based on significant unobservable inputs and are reflected as Level 3 in the valuation hierarchy.

The inputs used in the valuation of corporate and government securities include, but are not limited to, standard market observable inputs which are derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.
For structured securities, valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

When observable inputs are not available, the market standard valuation techniques for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value but that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs are sometimes based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and are believed to be consistent with what other market participants would use when pricing such securities.

The fair values of private placement securities are primarily determined using a discounted cash flow model. In certain cases, these models primarily use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 3. For certain private fixed maturities, the discounted cash flow model may also incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs market participants would use in pricing the security. To the extent management determines that such unobservable inputs are not significant to the price of a security, a Level 2 classification is made. Otherwise, a Level 3 classification is used.

Equity Securities. The balance consists principally of common and preferred stock of publicly and privately traded companies. The fair values of publicly traded equity securities are primarily based on quoted market prices in active markets and are classified within Level 1 in the fair value hierarchy. The fair values of preferred equity securities, for which quoted market prices are not readily available, are based on prices obtained from independent pricing services and these securities are generally classified within Level 2 in the fair value hierarchy. The fair value of common stock of privately held companies was determined using unobservable market inputs, including volatility and underlying security values and was classified as Level 3.

Cash Equivalents. The balance consists of money market instruments, which are generally valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. Various time deposits carried as cash equivalents are not measured at estimated fair value and, therefore, are excluded from the tables presented.

Level 3 Measurements and Transfers

The following tables summarize changes to the Company’s financial instruments carried at fair value and classified within Level 3 of the fair value hierarchy for the year ended December 31, 2019 and 2018 (in millions):

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2018	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer to Level 3	Transfer out of Level 3	Balance at December 31, 2019
Assets
Fixed maturity securities
States, municipalities and political subdivisions	$—	$—	$0.1	$—	$(0.5)	$4.2	$(3.8)	$—
Residential mortgage-backed securities	19.0	—	0.1	—	(1.9)	1.5	(9.5)	9.2
Commercial mortgage-backed securities	58.2	0.8	1.5	7.5	(37.6)	5.1	(0.9)	34.6
Asset-backed securities	478.2	(2.1)	14.1	184.4	(236.7)	189.1	(76.4)	550.6
Corporate and other	85.0	(3.2)	5.5	28.5	(28.5)	106.5	(82.8)	111.0
Total fixed maturity securities	640.4	(4.5)	21.3	220.4	(305.2)	306.4	(173.4)	705.4
Equity securities
Common stocks	5.9	(1.5)	0.1	0.3	(1.2)	—	(0.2)	3.4
Perpetual preferred stocks	55.3	(3.9)	(0.1)	2.5	(2.6)	3.0	—	54.2
Total equity securities	61.2	(5.4)	—	2.8	(3.8)	3.0	(0.2)	57.6
Total financial assets	$701.6	$(9.9)	$21.3	$223.2	$(309.0)	$309.4	$(173.6)	$763.0

		Total realized/unrealized (gains) losses included in
	Balance at December 31, 2018	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer to Level 3	Transfer out of Level 3	Balance at December 31, 2019
Liabilities
Embedded derivative	$8.4	$(5.4)	$—	$—	$—	$—	$—	$3.0
Other	3.5	—	—	3.0	—	—	(1.7)	4.8
Total financial liabilities	$11.9	$(5.4)	$—	$3.0	$—	$—	$(1.7)	$7.8

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2017	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer to Level 3	Transfer out of Level 3	Balance at December 31, 2018
Assets
Fixed maturity securities
U.S. Government and government agencies	$—	$—	$—	$2.3	$—	$—	$(2.3)	$—
States, municipalities and political subdivisions	6.0	—	(0.1)	0.1	—	0.4	(6.4)	—
Residential mortgage-backed securities	14.6	0.2	0.2	33.7	(8.0)	8.1	(29.8)	19.0
Commercial mortgage-backed securities	12.2	(0.1)	(0.9)	47.5	(0.1)	1.8	(2.2)	58.2
Asset-backed securities	133.7	1.2	(31.6)	445.4	(79.8)	12.9	(3.6)	478.2
Corporate and other	26.3	(0.2)	(6.1)	116.8	(15.0)	24.8	(61.6)	85.0
Total fixed maturity securities	192.8	1.1	(38.5)	645.8	(102.9)	48.0	(105.9)	640.4
Equity securities
Common stocks	0.2	0.8	—	0.1	—	4.8	—	5.9
Perpetual preferred stocks	6.4	(0.5)	—	56.0	(0.4)	3.5	(9.7)	55.3
Total equity securities	6.6	0.3	—	56.1	(0.4)	8.3	(9.7)	61.2
Derivatives	0.3	(0.3)	—	—	—	—	—	—
Total financial assets	$199.7	$1.1	$(38.5)	$701.9	$(103.3)	$56.3	$(115.6)	$701.6

		Total realized/unrealized (gains) losses included in
	Balance at December 31, 2017	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer to Level 3	Transfer out of Level 3	Balance at December 31, 2018
Liabilities
Embedded derivatives	$—	$(4.1)	$—	$12.5	$—	$—	$—	$8.4
Other	4.7	(2.2)	—	1.2	(0.2)	—	—	3.5
Total financial liabilities	$4.7	$(6.3)	$—	$13.7	$(0.2)	$—	$—	$11.9

Internally developed fair values of Level 3 assets represent less than 1% of the Company’s total assets. Any justifiable changes in unobservable inputs used to determine internally developed fair values would not have a material impact on the Company’s financial position.
Fair Value of Financial Instruments Not Measured at Fair Value

The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments, which were not measured at fair value on a recurring basis. The table excludes carrying amounts for cash and cash equivalents, accounts receivable, accounts payable and other current liabilities, and other assets and liabilities approximate fair value due to relatively short periods to maturity (in millions):

December 31, 2019			Fair Value Measurement Using:
	Carrying Value	Estimated Fair Value	Level 1	Level 2	Level 3
Assets
Mortgage loans	$183.5	$183.5	$—	$—	$183.5
Policy loans	19.1	19.1	—	19.1	—
Other invested assets	—	—	—	—	—
Total assets not accounted for at fair value	$202.6	$202.6	$—	$19.1	$183.5
Liabilities
Annuity benefits accumulated (1)	$233.9	$231.0	$—	$—	$231.0
Long-term obligations (2)	772.0	768.9	—	768.9	—
Total liabilities not accounted for at fair value	$1,005.9	$999.9	$—	$768.9	$231.0

December 31, 2018			Fair Value Measurement Using:
	Carrying Value	Estimated Fair Value	Level 1	Level 2	Level 3
Assets
Mortgage loans	$137.6	$137.6	$—	$—	$137.6
Policy loans	19.8	19.8	—	19.8	—
Other invested assets	1.6	1.6	—	—	1.6
Total assets not accounted for at fair value	$159.0	$159.0	$—	$19.8	$139.2
Liabilities
Annuity benefits accumulated (1)	$244.0	$241.7	$—	$—	$241.7
Long-term obligations (2)	675.6	676.1	—	676.1	—
Total liabilities not accounted for at fair value	$919.6	$917.8	$—	$676.1	$241.7
(1) Excludes life contingent annuities in the payout phase.
(2) Excludes certain lease obligations accounted for under ASC 842, Leases.

Mortgage Loans on Real Estate. The fair value of mortgage loans on real estate is estimated by discounting cash flows, both principal and interest, using current interest rates for mortgage loans with similar credit ratings and similar remaining maturities. As such, inputs include current treasury yields and spreads, which are based on the credit rating and average life of the loan, corresponding to the market spreads. The valuation of mortgage loans on real estate is considered Level 3 in the fair value hierarchy.

Annuity Benefits Accumulated. The fair value of annuity benefits was determined using the surrender values of the annuities and classified as Level 3.

Long-term Obligations. The fair value of the Company’s long-term obligations was determined using Bloomberg Valuation Service BVAL. The methodology combines direct market observations from contributed sources with quantitative pricing models to generate evaluated prices and classified as Level 2.